SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, ¥ in Millions	Mar. 30, 2023 USD ($) $ / shares shares	Jan. 13, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Dec. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 07, 2020 $ / shares shares	May 22, 2020 $ / shares	Jan. 08, 2020 $ / shares	Dec. 16, 2019 $ / shares
IfrsStatementLineItems [Line Items]
[custom:UnsecuredPromissoryNote-0]				$ 8,500,000		¥ 8.5
Percentage of unsecured promissory note				5.00%
Notional amount | $				$ 8,500,000
Borrowings, interest rate				5.00%
Proceeds from issuing shares | $				$ 4,800,000
Number of shares issued				200,000,000		1,666,667,000	1,502,110,000	566,379
Par value per share | $ / shares				$ 0.024	$ 0.024
Number of shares authorised				250,000,000		50,000,000,000	50,000,000,000
Number of shares preferred issued				50,000,000
Share issued price per share | $ / shares								$ 2.32	$ 0.68	$ 0.75	$ 0.75
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares | $	$ 5,000,000	$ 1,000,000	$ 1,300,000
Number of shares issued	5,681,820	1,234,568	1,625,000
Par value per share | $ / shares		$ 0.024	$ 0.024
Share issued price per share | $ / shares	$ 0.88	$ 0.81	$ 0.80
Proportion of voting rights held in associate	15.15%
Major ordinary share transactions [member] | Weilai Will Zhang [Member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in associate	52.13%
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				200,000,000
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				50,000,000